Remuneration and other benefits paid to the Bank’s directors and senior managers - Voluntary reduction of executive remuneration (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 23, 2020
Remuneration of key personnel
Percentage reduction in total compensation			50.00%
Chairman
Remuneration of key personnel
Total salary and bonus	€ 4,844,000	€ 9,688,000
Salary	3,176,000	3,176,000
Bonus	1,668,000	6,512,000
Chairman | Ana Botin
Remuneration of key personnel
Percentage of reduction in variable compensation			74.00%
Total salary and bonus	4,844,000	9,688,000
Salary	3,176,000	3,176,000
Bonus	1,668,000	6,512,000
Deferred variable remuneration not linked to long-term objectives	1,068,000	4,168,000
Deferred variable remuneration	600,000	2,344,000
CEO
Remuneration of key personnel
Total salary and bonus	3,447,000	6,893,000
Salary	2,541,000	2,541,000
Bonus	906,000	4,352,000
CEO | Jose Antonio Alvarez
Remuneration of key personnel
Percentage of reduction in variable compensation			79.00%
Total salary and bonus	3,446,500	6,893,000
Salary	2,541,000	2,541,000
Bonus	906,000	4,352,000
Deferred variable remuneration not linked to long-term objectives	580,000	2,786,000
Deferred variable remuneration	€ 326,000	€ 1,566,000